Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Right of use assets	Office and computer equipment	Fixtures and fittings	Total
	(in thousands)
	£	£	£	£
Cost:
At December 31, 2022	1,356	356	585	2,297
Additions	—	4	21	25
Re-measurement	4	—	—	4
Disposals	—	(10)	—	(10)
Effect of foreign currency exchange differences	(22)	(1)	—	(23)
At December 31, 2023	1,338	349	606	2,293
Depreciation:
At December 31, 2022	757	272	402	1,431
Charge for the year	212	52	103	367
Disposals	—	(10)	—	(10)
Effect of foreign currency exchange differences	(16)	—	—	(16)
At December 31, 2023	953	314	505	1,772

Cost:
At December 31, 2023	1,338	349	606	2,293
Additions	—	4	9	13
Disposals	(771)	(97)	(313)	(1,181)
Effect of foreign currency exchange differences	7	—	—	7
At December 31, 2024	574	256	302	1,132
Depreciation:
At December 31, 2023	953	314	505	1,772
Charge for the year	207	34	96	337
Disposals	(771)	(97)	(313)	(1,181)
Effect of foreign currency exchange differences	7	—	—	7
At December 31, 2024	396	251	288	935

Net book value:
At December 31, 2024	178	5	14	197
At December 31, 2023	385	35	101	521